Accrued Expenses and Other Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued consulting	$ 474,275	$ 40,000
Crossflo acquisition liability	177,244	177,244
Other accrued expenses	72,728	50,157
Total accrued expenses and other current liabilities	$ 724,247	$ 267,401